Label	Element	Value
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	€ 48,241,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	52,445,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	20,911,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	28,573,000
Collaboration Liabilities	inpha_CollaborationLiabilities	40,415,000
Collaboration Liabilities	inpha_CollaborationLiabilities	63,211,000
Deferred income including contract liabilities	ifrs-full_DeferredIncomeIncludingContractLiabilities	14,481,000
Deferred income including contract liabilities	ifrs-full_DeferredIncomeIncludingContractLiabilities	37,913,000
Change In Working Capital	inpha_ChangeInWorkingCapital	46,158,000
Change In Working Capital	inpha_ChangeInWorkingCapital	€ 58,660,000